SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - Restricted shares [Member] - $ / shares		12 Months Ended
	Jul. 07, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		13,356,630
Number of Restricted Shares, Granted	52,056	12,098,709
Number of Restricted Shares, Vested		(6,297,699)
Number of Restricted Shares, Forfeited		(626,256)
Number of Restricted Shares, Unvested Ending Balance		18,531,384	13,356,630
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 5.46
Weighted-Average Grant Date Fair Value, Granted		6.07	$ 4.17	$ 8.14
Weighted-Average Grant Date Fair Value, Vested		6.91
Weighted-Average Grant Date Fair Value, Forfeited		5.66
Weighted-Average Grant Date Fair Value, Ending Balance		$ 5.35	$ 5.46
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Granted		0	0	0
MRP Share Incentive Plan [Member] | Cash Settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		2,313,502
Number of Restricted Shares, Vested		(2,313,502)
Number of Restricted Shares, Unvested Ending Balance		0	2,313,502
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 0.15
Weighted-Average Grant Date Fair Value, Vested		0.15
Weighted-Average Grant Date Fair Value, Ending Balance		$ 0	$ 0.15
Melco International Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		3,252,000
Number of Restricted Shares, Granted		0	0
Number of Restricted Shares, Vested		(1,626,000)		0
Number of Restricted Shares, Unvested Ending Balance		1,626,000	3,252,000
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 2.45
Weighted-Average Grant Date Fair Value, Granted				$ 2.43
Weighted-Average Grant Date Fair Value, Vested		2.43
Weighted-Average Grant Date Fair Value, Ending Balance		$ 2.43	$ 2.45